Inventory (Details Narrative) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Inventory Disclosure [Abstract]
Inventory,net	$ 643,920	$ 441,582	$ 679,471
Obsolescence reserve	$ 0	$ 0	$ 15,445